Trading properties (Details 1) - ARS ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020
Trading properties (Details)
Non-current	$ 1,644	$ 7,294
Current	114	3,479
Total	$ 1,758	$ 10,773